Subsequent Events (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 10, 2022	May 06, 2020	Jul. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 29, 2022	Jan. 27, 2022	Oct. 13, 2021	Jun. 30, 2021
Subsequent Events (Details) [Line Items]
Subsequent event, description						the discount rate was changed from 20% to 25% (ii) the valuation cap for purposes of calculating conversion price was reduced to $400,000 instead of $600,000, and (iii) the requirement to obtain subscription of convertible notes, as condition precedent for the transfer of funds under the 2021 SAFE, was reduced to $30,000 instead of $75,000.
Percentage of secured senior convertible note						5.00%
Senior notes						$ 30,000
Conversion price (in Dollars per share)						$ 11
Initially per shares (in Dollars per share)						$ 2
Exercise market price						90.00%
Purchase of price payable						$ 30,000
Legal fees					$ 305,000
Agreement amount			$ 500
Preferred A shares (in Shares)								1,200
Loan amount for investor	$ 5,000
Annual interest rate	10.00%			11.50%						7.00%	11.50%
Quarterly installment	30 months
Lenders warrants amount percentage from principal loan amount	80.00%
Exercise price (in Dollars per share)	$ 0.0001
Warrants exercisable over period	3 years
Loan amount received	$ 4,170	$ 21,000		$ 87,500
Warrant [Member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share)						$ 11.5
Moringa Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Legal fees						$ 353,368	$ 145,000
Promissory note									$ 300,000
Ordinary Share [Member]
Subsequent Events (Details) [Line Items]
Warrant (in Shares)						1,363,636
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Amount received			$ 1,060
Convertible note amount					30,000
Received amount					$ 4,000
Subsequent Event [Member] | Preferred A Shares [Member]
Subsequent Events (Details) [Line Items]
Warrant (in Shares)								1,200
Holisto [Member]
Subsequent Events (Details) [Line Items]
Legal fees						$ 255